Discretionary decisions and sources of estimation uncertainties - Percentage of Accounts Receivable (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Major customers
Number of single debtor other than U.S. Medicare and Medicaid accounted for more than 5% of total trade accounts receivable	0	0
Percentage of trade accounts receivable	100.00%	100.00%
U.S. Government health care programs
Major customers
Percentage of trade accounts receivable	30.00%	31.00%
U.S. commercial payors
Major customers
Percentage of trade accounts receivable	15.00%	14.00%
U.S. hospitals
Major customers
Percentage of trade accounts receivable	4.00%	4.00%
Self-pay of U.S. patients
Major customers
Percentage of trade accounts receivable	2.00%	3.00%
Other North America Segment payors
Major customers
Percentage of trade accounts receivable	4.00%	3.00%
Product customers and health care payors outside the North America Segment
Major customers
Percentage of trade accounts receivable	45.00%	45.00%